Stock-Based Compensation (Components Of Stock Options) (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding at beginning of period, Options (in shares)	0.6
Granted, options (in shares)	0.0
Exercised, Options (in shares)	(0.1)
Outstanding at end of period, Options (in shares)	0.5	0.6
Vested or expected to vest (in shares)	0.5
Exercisable (vested) at end of period (in shares)	0.5
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Outstanding at the beginning of period, Weighted Average Exercise Price per Share (in dollars per share)	$ 33.03
Granted, Weighted Average Exercise Price per Share (in dollars per share)	42.44
Exercised, Weighted Average Exercise Price per Share (in dollars per share)	22.82
Outstanding at end of period, Weighted Average Exercise Price per Share (in dollars per share)	35.72	$ 33.03
Vested or expected to vest (in dollars per share)	35.72
Exercisable (vested) at 12/31/2018 (in dollars per share)	$ 35.33
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Outstanding at end of period, Weighted Average Remaining Contractual Life in Years	4 years 8 months 12 days
Vested or expected to vest at end of period, Weighted Average Remaining Contractual Life in Years	4 years 8 months 12 days
Exercisable (vested) at end of period, Weighted Average Remaining Contractual Life in Years	4 years 7 months 6 days
Outstanding at end of period, Aggregate Intrinsic Value	$ 4.6
Vested or expected to vest at end of period, Aggregate Intrinsic Value	4.6
Exercisable (vested) at end of period, Aggregate Intrinsic Value	$ 4.6